Convertible Redeemable Preferred Shares - Schedule of Convertible Redeemable Preferred Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	81,989,358
Convertible redeemable preferred shares, Amount at beginning	$ 2,326,363,413
Convertible redeemable preferred shares at ending (in Shares)	83,205,175	81,989,358
Convertible redeemable preferred shares, Amount at ending	$ 2,861,748,733	$ 2,326,363,413
Series A-1 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	15,181,000	15,181,000	15,181,000
Convertible redeemable preferred shares, Amount at beginning	$ 352,502,820	$ 302,101,880	$ 323,106,619
Issuance of Preferred Shares, Share (in Shares)
Issuance of Preferred Shares, Amount
Receipt of subscription receivable, Amount
Preferred Shares redemption value accretion, Amount	$ 132,985,560	$ 50,400,940	$ (21,004,739)
Convertible redeemable preferred shares at ending (in Shares)	15,181,000	15,181,000	15,181,000
Convertible redeemable preferred shares, Amount at ending	$ 485,488,380	$ 352,502,820	$ 302,101,880
Series A-2 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	14,244,000	14,244,000	14,244,000
Convertible redeemable preferred shares, Amount at beginning	$ 334,164,240	$ 288,156,120	$ 304,421,139
Issuance of Preferred Shares, Share (in Shares)
Issuance of Preferred Shares, Amount
Receipt of subscription receivable, Amount
Preferred Shares redemption value accretion, Amount	$ 122,213,520	$ 46,008,120	$ (16,265,019)
Convertible redeemable preferred shares at ending (in Shares)	14,244,000	14,244,000	14,244,000
Convertible redeemable preferred shares, Amount at ending	$ 456,377,760	$ 334,164,240	$ 288,156,120
Series A-3 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	2,828,899	2,828,899	2,828,899
Convertible redeemable preferred shares, Amount at beginning	$ 66,479,127	$ 57,426,649	$ 60,508,715
Issuance of Preferred Shares, Share (in Shares)
Issuance of Preferred Shares, Amount
Receipt of subscription receivable, Amount
Preferred Shares redemption value accretion, Amount	$ 24,187,086	$ 9,052,478	$ (3,082,066)
Convertible redeemable preferred shares at ending (in Shares)	2,828,899	2,828,899	2,828,899
Convertible redeemable preferred shares, Amount at ending	$ 90,666,213	$ 66,479,127	$ 57,426,649
Series B-1 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	13,111,999	13,111,999	13,111,999
Convertible redeemable preferred shares, Amount at beginning	$ 318,883,816	$ 281,383,499	$ 284,731,410
Issuance of Preferred Shares, Share (in Shares)
Issuance of Preferred Shares, Amount
Receipt of subscription receivable, Amount
Preferred Shares redemption value accretion, Amount	$ 104,371,512	$ 37,500,317	$ (3,347,911)
Convertible redeemable preferred shares at ending (in Shares)	13,111,999	13,111,999	13,111,999
Convertible redeemable preferred shares, Amount at ending	$ 423,255,328	$ 318,883,816	$ 281,383,499
Series B-2 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	9,090,900	9,090,900	9,090,900
Convertible redeemable preferred shares, Amount at beginning	$ 230,272,497	$ 208,363,428	$ 201,638,532
Issuance of Preferred Shares, Share (in Shares)
Issuance of Preferred Shares, Amount
Receipt of subscription receivable, Amount
Preferred Shares redemption value accretion, Amount	$ 65,636,298	$ 21,909,069	$ 6,724,896
Convertible redeemable preferred shares at ending (in Shares)	9,090,900	9,090,900	9,090,900
Convertible redeemable preferred shares, Amount at ending	$ 295,908,795	$ 230,272,497	$ 208,363,428
Series B-3 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	2,100,000	2,100,000
Convertible redeemable preferred shares, Amount at beginning	$ 55,965,000	$ 50,379,000
Issuance of Preferred Shares, Share (in Shares)			2,100,000
Issuance of Preferred Shares, Amount			$ 10,000,000
Receipt of subscription receivable, Amount
Preferred Shares redemption value accretion, Amount	$ 12,810,000	$ 5,586,000	$ 40,379,000
Convertible redeemable preferred shares at ending (in Shares)	2,100,000	2,100,000	2,100,000
Convertible redeemable preferred shares, Amount at ending	$ 68,775,000	$ 55,965,000	$ 50,379,000
Series C Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	13,684,800	13,684,800	13,684,800
Convertible redeemable preferred shares, Amount at beginning	$ 395,627,568	$ 371,816,016	$ 325,277,607
Issuance of Preferred Shares, Share (in Shares)
Issuance of Preferred Shares, Amount
Receipt of subscription receivable, Amount
Preferred Shares redemption value accretion, Amount	$ 62,950,080	$ 23,811,552	$ 46,538,409
Convertible redeemable preferred shares at ending (in Shares)	13,684,800	13,684,800	13,684,800
Convertible redeemable preferred shares, Amount at ending	$ 458,577,648	$ 395,627,568	$ 371,816,016
Series D Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	11,747,760	11,144,336	11,144,336
Convertible redeemable preferred shares, Amount at beginning	$ 572,468,345	$ 406,656,821	$ 405,189,642
Issuance of Preferred Shares, Share (in Shares)	1,215,817	603,424
Issuance of Preferred Shares, Amount	$ 40,297,282	$ 20,000,000
Receipt of subscription receivable, Amount
Preferred Shares redemption value accretion, Amount	$ (30,066,018)	$ 145,811,524	$ 1,467,179
Convertible redeemable preferred shares at ending (in Shares)	12,963,577	11,747,760	11,144,336
Convertible redeemable preferred shares, Amount at ending	$ 582,699,609	$ 572,468,345	$ 406,656,821
Series A-1 thru B-2 Subscription Receivable [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)			73,723,814
Convertible redeemable preferred shares Subscription Receivable at beginning			$ (73,723,814)
Receipt of subscription receivable, Amount			73,723,814
Convertible redeemable preferred shares Subscription Receivable at ending
Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	81,989,358	81,385,934	79,285,934
Convertible redeemable preferred shares, Amount at beginning	$ 2,326,363,413	$ 1,966,283,413	$ 1,831,149,850
Issuance of Preferred Shares, Share (in Shares)	1,215,817	603,424	2,100,000
Issuance of Preferred Shares, Amount	$ 40,297,282	$ 20,000,000	$ 10,000,000
Receipt of subscription receivable, Amount			73,723,814
Preferred Shares redemption value accretion, Amount	$ 495,088,038	$ 340,080,000	$ 51,409,749
Convertible redeemable preferred shares at ending (in Shares)	83,205,175	81,989,358	81,385,934
Convertible redeemable preferred shares, Amount at ending	$ 2,861,748,733	$ 2,326,363,413	$ 1,966,283,413